Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2024
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at
	October 31, 2024		October 31, 2023
(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$16,421	$–	$13,704	$–
Present value of defined benefit obligation	13,142	1,563	11,142	1,348
Net surplus (deficit)	$3,279	$(1,563)	$2,562	$(1,348)
International
Fair value of plan assets	$741	$–	$664	$–
Present value of defined benefit obligation	638	76	585	69
Net surplus (deficit)	$103	$(76)	$79	$(69)
Total
Fair value of plan assets	$17,162	$–	$14,368	$–
Present value of defined benefit obligation	13,780	1,639	11,727	1,417
Total net surplus (deficit)	$3,382	$(1,639)	$2,641	$(1,417)
Effect of asset ceiling	(37)	–	(9)	–
Total net surplus (deficit), net of effect of asset ceiling	$3,345	$(1,639)	$2,632	$(1,417)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$3,630	$–	$2,826	$–
Employee benefit liabilities	(285)	(1,639)	(194)	(1,417)
Total net surplus (deficit), net of effect of asset ceiling	$3,345	$(1,639)	$2,632	$(1,417)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended
	October 31, 2024		October 31, 2023
(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$14,368	$–	$15,026	$–
Interest income	818	–	786	–
Remeasurements
Return on plan assets (excluding interest income)	1,991	–	(895)	–
Change in foreign currency exchange rate	46	–	55	–
Contributions – Employer	29	91	23	80
Contributions – Plan participant	42	24	44	22
Payments	(675)	(115)	(645)	(102)
Business combinations/Disposals	561	–	(17)	–
Other	(18)	–	(9)	–
Fair value of plan assets at end of period	$17,162	$–	$14,368	$–
Benefit obligation at beginning of period	$11,727	$1,417	$11,893	$1,462
Current service costs	188	34	195	33
Past service costs	–	(6)	–	(2)
Interest expense	668	81	624	77
Remeasurements
Actuarial losses (gains) from demographic assumptions	(167)	(60)	(2)	(24)
Actuarial losses (gains) from financial assumptions	1,337	132	(480)	(46)
Actuarial losses (gains) from experience adjustments	2	8	70	(1)
Change in foreign currency exchange rate	37	3	45	1
Contributions – Plan participant	42	24	44	22
Payments	(675)	(115)	(645)	(102)
Business combinations/Disposals	621	121	(17)	(3)
Benefit obligation at end of period	$13,780	$1,639	$11,727	$1,417
Unfunded obligation	$83	$1,639	$18	$1,417
Wholly or partly funded obligation	13,697	–	11,709	–
Total benefit obligation	$13,780	$1,639	$11,727	$1,417

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2024 were $929 million and $665 million, respectively (October 31, 2023 – $300 million and $
106
million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2024	October 31 2023	October 31 2024	October 31 2023
Current service costs	$188	$195	$34	$33
Past service costs	–	–	(6)	(2)
Net interest expense (income)	(150)	(162)	81	77
Remeasurements of other long-term benefits	–	–	3	(1)
Administrative expense	18	9	–	–
Defined benefit pension expense	$56	$42	$112	$107
Defined contribution pension expense	426	323	–	–
	$482	$365	$112	$107

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
Pension and other post-employment benefit remeasurements
The following table presents the composition of our remeasurements recorded in OCI related to our material p ensi
on and other post-
employment
benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2024	October 31 2023	October 31 2024	October 31 2023
Actuarial (gains) losses:
Changes in demographic assumptions	$(167)	$(2)	$(50)	$(27)
Changes in financial assumptions	1,337	(480)	122	(45)
Experience adjustments	2	70	5	2
Return on plan assets (excluding interest based on discount rate)	(1,991)	895	–	–
Change in asset ceiling (excluding interest income)	(4)	1	–	–
	$(823)	$484	$77	$(70)

Asset Allocation of Defined Benefit Pension Plans
Asset allocation of defined benefit pension plans
(1), (2)

	As at
	October 31, 2024			October 31, 2023

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (3)	Fair value	Percentage of total plan assets	Quoted in active market (3)
Equity securities
Domestic	$926	5%	100%	$723	5%	100%
Foreign	2,306	13	100	1,726	12	100
Debt securities
Domestic government bonds (4)	5,608	33	–	4,343	30	–
Foreign government bonds	145	1	–	128	1	–
Corporate and other bonds	3,788	22	–	3,296	23	–
Alternative investments and other	4,389	26	8	4,152	29	6

	$17,162	100%	21%	$14,368	100%	19%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	Represents the total plan assets held in our Canadian and International pension plans.
(3)
If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 25% of our total plan assets would be classified as quoted in an active market (October 31, 2023 – 22%).

(4)	Amounts are net of securities sold under repurchase agreements.

Maturity Profile of Defined Benefit Pension Plan Obligation
Maturity profile
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2024
	Canada	International	Total
Number of plan participants	70,000	5,889	75,889
Actual benefit payments 2024	$638	$37	$675
Benefits expected to be paid 2025	715	40	755
Benefits expected to be paid 2026	735	40	775
Benefits expected to be paid 2027	755	40	795
Benefits expected to be paid 2028	777	41	818
Benefits expected to be paid 2029	796	43	839
Benefits expected to be paid 2030-2034	4,202	242	4,444
Weighted average duration of defined benefit payments	13.2 years	14.5 years	13.3 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation
Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2024	October 31 2023	October 31 2024	October 31 2023
Discount rate	4.8%	5.7%	4.9%	5.8%
Rate of increase in future compensation	3.0%	3.0%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.5%	3.4%
– Dental	n.a.	n.a.	3.5%	3.1%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation	The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2024				October 31, 2023
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.2	24.4	24.2	25.3	23.9	24.3	24.8	25.2
United Kingdom	22.1	24.4	23.4	25.7	23.5	25.4	24.7	26.8

Sensitivity Analysis of Key Assumptions	The following table presents the sensitivity analysis of key assumptions for 2024.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(1,572)	$(178)
Impact of 100 bps decrease in discount rate	1,941	220
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	35	–
Impact of 50 bps decrease in rate of increase in future compensation	(38)	–
Mortality rate
Impact of an increase in longevity by one additional year	329	22
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	49
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(41)

n.a.	not applicable